Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2022
Other provisions, contingent liabilities and contingent assets [Abstract]
Future Commitments Including Minimum Royalty Payments Due in the Next Five Years
In addition to lease liability commitments disclosed in Note 29(b), the Company has the following future capital commitments and purchase commitments payments, which are due in the next five years and thereafter:

$
Next 12 months	4,304
Over 1 year to 2 years	5,287
Over 2 years to 3 years	1,549
11,140